Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets
Schedule of intangible assets

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2020	1,241	89	1,330
Additions	1,188	24	1,212
Disposals	(28)	(5)	(33)
December 31, 2020	2,401	108	2,509
Accumulated amortization/write downs
January 1, 2020	481	7	488
Amortization	642	6	648
Impairment	18	0	18
Disposals	(16)	(1)	(17)
December 31, 2020	1,125	12	1,137
Carrying amount:
January 1, 2020	760	82	842
December 31, 2020	1,276	96	1,372

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2019	738	58	796
Additions	503	31	534
December 31, 2019	1,241	89	1,330
Accumulated amortization/write downs
January 1, 2019	206	5	211
Amortization	275	2	277
December 31, 2019	481	7	488
Carrying amount:
January 1, 2019	532	53	585
December 31, 2019	760	82	842